Other income and expenses - Additional Information (Detail) - 1 months ended Feb. 28, 2022 - Navi License Agreement [Member] - Mile Stone Achievement [Member] £ in Millions, $ in Millions	GBP (£)	USD ($)
Statement [Line Items]
Upfront Payment Received	£ 1.5	$ 2.0
Milestone Payment For Regulatory And Commercial Achievements	0.7	$ 0.9
Other income	£ 0.8